Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Bonds per Currency - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Liabilities At Amortised Cost [Abstract]
Mortgage bonds in UF	$ 55,295	$ 65,781
Total mortgage bonds	$ 55,295	$ 65,781